Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and short-term investments	$ 6,081	$ 5,490		$ 3,057
Receivables - trade and other	8,413	9,706		10,057
Receivables - finance	8,763	8,860		7,668
Deferred and refundable income taxes	1,553	1,547		1,580
Prepaid expenses and other current assets	900	988		994
Inventories	12,625	15,547		14,544
Total current assets	38,335	42,138		37,900
Property, plant and equipment - net	17,075	16,461		14,395
Long-term receivables - trade and other	1,397	1,316		1,130
Long-term receivables - finance	14,926	14,029		11,948
Investments in unconsolidated affiliated companies	272	272		133
Noncurrent deferred and refundable income taxes	594	2,011		2,157
Intangible assets	3,596	4,016		4,368
Goodwill	6,956	6,942		7,080
Other assets	1,745	1,785		2,107
Total assets	84,896	88,970		81,218
Short-term borrowings:
Machinery and Power Systems	16	636		93
Financial Products	3,663	4,651		3,895
Accounts payable	6,560	6,753		8,161
Accrued expenses	3,493	3,667		3,386
Accrued wages, salaries and employee benefits	1,622	1,911		2,410
Customer advances	2,360	2,638		2,487
Dividends payable	382	0		298
Other current liabilities	1,849	2,055		1,967
Long-term debt due within one year:
Machinery and Power Systems	760	1,113		558
Financial Products	6,592	5,991		5,102
Total current liabilities	27,297	29,415		28,357
Long-term debt due after one year:
Machinery and Power Systems	7,999	8,666		8,415
Financial Products	18,720	19,086		16,529
Liability for postemployment benefits	6,973	11,085		10,956
Other liabilities	3,029	3,136		3,559
Total liabilities	64,018	71,388		67,816
Commitments and contingencies (Notes 21 and 22)
Redeemable noncontrolling interest (Note 25)	0	0		473
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2013, 2012 and 2011 - 814,894,624) at paid-in amount	4,709	4,481		4,273
Treasury stock: (2013 – 177,072,282; 2012 – 159,846,131 shares; and 2011 – 167,361,280 shares) at cost	(11,854)	(10,074)		(10,281)
Profit employed in the business	31,854	29,558		25,219
Accumulated other comprehensive income (loss)	(3,898)	(6,433)	[1]	(6,328)
Noncontrolling interests	67	50		46
Total stockholders' equity	20,878	17,582		12,929
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 84,896	$ 88,970		$ 81,218

[1]	In conjunction with the Cat Japan share redemption, to reflect the increase in our ownership interest in Cat Japan from 67 percent to 100 percent, $107 million was reclassified to Accumulated other comprehensive income (loss) from other components of stockholders' equity and was not included in Comprehensive income during the second quarter of 2012. The amount was comprised of foreign currency translation of $167 million, pension and other postretirement benefits of $(61) million and available-for-sale securities of $1 million